Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Merger Reserve	Treasury Shares	Retained Earnings	Translation Reserve	RSU Reserve	Shares to be issued Reserve	Total
Balance at Dec. 31, 2021	$ 102	$ 15,596	$ 13,797	$ 697	$ 118,697		$ (108,063)	$ 454			$ 41,280
Buyback of Treasury Shares						(1,320)					(1,320)
Share based payment charge (options)			1,811								1,811
Options forfeited/cancelled in the year			(3,221)								(3,221)
Reclass of FV for options forfeited/Cancelled			(7,197)				7,197
Total transactions with owners			(8,607)				7,197				(1,410)
Loss for Period	0						(15,397)				(15,397)
Translation								(3,582)			(3,582)
Total comprehensive loss							(15,397)	(3,582)			(18,979)
Balance at Dec. 31, 2022	102	15,596	5,190	697	118,697	(1,320)	(116,263)	(3,128)			19,571
Buyback of Treasury Shares						(254)					(254)
Shares to be issued in lieu of directors fees, cash bonus and Expenses										225	225
Issuance of Stock	1	323									324
Share based payment charge (options)			1,773								1,773
Options forfeited/cancelled in the year			(39)								(39)
Reclass of FV for options forfeited/Cancelled			(19)				19
Warrants Exercised in the year		573		(438)							135
Warrants Forfeited in the year				(259)			259
Total transactions with owners	1	896	1,715	(697)		(254)	278			225	2,164
Loss for Period							(17,691)				(17,691)
Translation								1,492			1,492
Total comprehensive loss							(17,691)	1,492			(16,199)
Balance at Dec. 31, 2023	103	16,492	6,905		118,697	(1,574)	(133,676)	(1,636)		225	5,536
Buyback of Treasury Shares	(2)	(1,623)				1,574					(51)
Share based payment charge (options)			1,656								1,656
Options forfeited/cancelled in the year			(875)				708				(167)
Options exercised in the year		75	(60)								15
Warrants charge		(25)		25
Shares issued in lieu of directors fees, bonus and Expenses	3	1,835								(225)	1,613
Shares issued in lieu of Consultancy Fees	2	1,785									1,787
Net Shares issued for ATM		124									124
Net Shares issued for fundraising	5	4,442									4,447
Restricted Shares									910		910
Total transactions with owners	8	6,613	721	25		$ 1,574	708		910	$ (225)	10,334
Loss for Period							(11,863)				(11,863)
Translation								(72)			(72)
Total comprehensive loss							(11,863)	(72)			(11,935)
Balance at Dec. 31, 2024	$ 111	$ 23,105	$ 7,626	$ 25	$ 118,697		$ (144,831)	$ (1,708)	$ 910		$ 3,936